USDC (Tables)	12 Months Ended
Dec. 31, 2022
USDC [Abstract]
Schedule of USDC
	December 31, 2022	December 31, 2021
USDC	$626,441	$15,829,464

Schedule of additional information about USDC
	For the Years Ended December 31,
	2022	2021	2020

Opening balance	$15,829,464	$56,005	$-
Collection of USDC from exchange of cash and other digital assets	1,998,002	18,201,257	-
Collection of USDC from private placement	-	1,179,368	-
Receipt of USDC from sales of property and equipment	712,800	-	-
Collection of deposits of miner sales and other fees	230,000	-	-
Refund of deposit on property and equipment	-	234,371	-
Collection from borrowings from a related party	-	-	329,722
Sales of USDC in exchange of cash	(13,450,000)	-	-
Payment of USDC for transportation expenses	(2,426,065)	-	-
Payment of USDC for other expenses	(2,267,760)	(1,615,922)	(273,717)
Investment in an investment security	-	(1,000,000)	-
Purchases of miners	-	(895,893)	-
Repayment of borrowings from a related party (Note 15)	-	(329,722)	-
Ending balance	$626,441	$15,829,464	$56,005